Short Term Loan to Third Party - Schedule of Short-Term Loans to Third Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Short-Term Loans to Third Party [Line Items]
Short-term loans to third party	$ 9,880,858	$ 10,284,429
Interest receivable from loan to third party	390,808	794,379
Interest Receivable from Loan to Third Party [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Interest receivable from loan to third party	$ 390,808	$ 794,379
Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Annual Interest Rate	9.00%	9.00%
Short-term loans to third party	$ 9,000,000	$ 9,000,000
Extreme Craftsman (Hong Kong) Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Annual Interest Rate	4.00%	4.00%
Short-term loans to third party	$ 490,050	$ 490,050
Minimum [Member] | Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity	Sep. 26, 2024	Sep. 26, 2024
Minimum [Member] | Extreme Craftsman (Hong Kong) Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity	Sep. 03, 2025	Sep. 03, 2025
Maximum [Member] | Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity	Sep. 25, 2026	Sep. 25, 2026
Maximum [Member] | Extreme Craftsman (Hong Kong) Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity	Sep. 02, 2026	Sep. 02, 2026